Label	Element	Value
Pacific Funds Small-Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED DECEMBER 23, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS S AND CLASS P SHARES

At a Board meeting held on on December 10, 2019, the Board of Trustees of Pacific Funds Series Trust approved a change in name for Class S to be renamed Class R6 effective January 1, 2020.

Effective January 1, 2020, all references in the Prospectus to Class S are replaced with Class R6.

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds Small-Cap Growth